Filed with the Securities and Exchange Commission on May 2, 2016
1933 Act Registration File No. 333-86348
1940 Act File No. 811-21079

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 93	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 96	☒
(Check appropriate box or boxes.)
HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-388-6292
 (Registrant's Telephone Number, Including Area Code)

David B. Perkins
Hatteras Funds, LLC
6601 Six Forks Road, Suite 340
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
❑	On ______________pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 93 to the Hatteras Alternative Mutual Funds Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 92 on Form N-1A filed April 29, 2016.  This PEA No. 93 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in PEA No. 92 to the Trust’s Registration Statement for its series: Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Equity Fund, Hatteras Long/Short Debt Fund, Hatteras Managed Futures Strategies Fund, Hatteras Market Neutral Fund, Hatteras Alternative Multi-Manager Fund and Hatteras Disciplined Opportunity Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness for this Post-Effective Amendment No. 93 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 93 to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina on the 2nd day of May, 2016.

Hatteras Alternative Mutual Funds Trust By: /s/ David B. Perkins* David B. Perkins, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 93 to the Registration Statement has been signed below by the following persons in the capacities indicated on May 2, 2016.

Signature	Title
/s/ H. Alexander Holmes* H. Alexander Holmes	Independent Trustee
/s/ Thomas Mann* Thomas Mann	Independent Trustee
/s/ Steve E. Moss* Steve E. Moss	Independent Trustee
/s/ Gregory S. Sellers* Gregory S. Sellers	Independent Trustee
/s/ David B. Perkins* David B. Perkins	Interested Trustee, President and Chief Executive Officer
/s/ Robert Lance Baker Robert Lance Baker	Treasurer and Chief Financial Officer
*By:/s/ Robert Lance Baker Robert Lance Baker, Treasurer and Chief Financial Officer
Attorney-in-Fact pursuant to Power of Attorney

SIGNATURES

Hatteras Trading Advisors has duly caused this Registration Statement of Hatteras Alternative Mutual Funds Trust, on behalf of the Hatteras Managed Futures Strategies Fund, with respect only to information that specifically relates to Hatteras Trading Advisors, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Raleigh and the State of North Carolina on the 2nd day of May, 2016.

Hatteras Trading Advisors
By: /s/ David B. Perkins* David B. Perkins, Director

This Registration Statement of Hatteras Alternative Mutual Funds Trust, on behalf of the Hatteras Managed Futures Strategies Fund, with respect only to information that specifically relates to Hatteras Trading Advisors, has been signed below by the following persons in the capacities indicated and on May 2, 2016:

Signature	Title
/s/ H. Alexander Holmes* H. Alexander Holmes	Director
/s/ Thomas Mann* Thomas Mann	Director
/s/ Steve E. Moss* Steve E. Moss	Director
/s/ Gregory S. Sellers* Gregory S. Sellers	Director
/s/ David B. Perkins* David B. Perkins	Director
*By:/s/ Robert Lance Baker Robert Lance Baker
Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE